Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Profit before income taxes	¥ 123,969	¥ 77,308	¥ 86,941
Depreciation and amortization	166,360	99,745	96,037
Impairment loss	6,384	12,607	1,530
(Decrease) increase in provisions	(5,639)	15,101	(7,450)
Finance income	(8,477)	(21,989)	(29,553)
Finance costs	15,464	8,377	11,568
Share of profit of entities accounted for using the equity method	(3,347)	(5,916)	(5,106)
Decrease (increase) in trade and other receivables	(26,263)	(41,470)	12,244
(Increase) decrease in contract assets	11,911	(16,951)
(Increase) decrease in inventories	11,430	(16,716)	(16,115)
Increase in trade and other payables	1,653	4,415	17,036
Increase in contract liabilities	11,536	21,500
Other, net	(20,517)	(48,544)	(16,701)
Subtotal	284,464	87,467	150,431
Interest and dividends received	6,947	7,580	6,076
Interest paid	(9,052)	(6,350)	(5,764)
Income taxes paid	(20,496)	(24,462)	(20,762)
Net cash provided by operating activities	261,863	64,235	129,981
Cash flows from investing activities
Purchases of property, plant and equipment	(72,825)	(48,929)	(43,253)
Proceeds from sales of property, plant and equipment	6,903	4,283	6,334
Acquisitions of intangible assets	(16,372)	(11,764)	(10,134)
Purchases of available-for-sale financial assets			(2,336)
Purchase of equity instruments designated as measured at fair value through other comprehensive income	(1,820)	(7,375)
Proceeds from sales of available-for-sale financial assets			12,442
Proceeds from sales of equity instruments designated as measured at fair value through other comprehensive income	12,279	2,293
Purchase of shares of newly consolidated subsidiaries	(6,935)	(47,930)	(23,110)
Increase in cash flows resulting in change in scope of consolidation, net of consideration transferred	52	17	5
Proceeds from sales of shares of subsidiaries		20,230	228
Decrease in cash flows resulting in change in scope of consolidation, net of consideration transferred	(220)
Purchases of investments in associates or joint ventures	(376)	(1,148)	(471)
Proceeds from sales of investments in associates or joint ventures	2,098	13,816	21,997
Proceeds from collection of loans receivable	44	94	25,466
Other, net	(6,851)	(262)	(1,399)
Net cash used in investing activities	(84,023)	(76,675)	(14,231)
Cash flows from financing activities
Increase (decrease) in short-term borrowings, net	(4,349)	48,234	8,214
Proceeds from long-term borrowings	37,879	9,681	11,512
Repayments of long-term borrowings	(48,723)	(157,778)	(65,864)
Proceeds from issuance of bonds		50,011	100,000
Redemption of bonds			(40,000)
Repayments of lease liabilities	(53,620)
Proceeds from sales of interests in subsidiaries to non-controlling interests		18,810
Dividends paid	(18,177)	(15,586)	(15,586)
Dividends paid to non-controlling interests	(4,939)	(4,261)	(4,258)
Other, net	182	386	(1,257)
Net cash used in financing activities	(91,747)	(50,503)	(7,239)
Effect of exchange rate changes on cash and cash equivalents	(4,496)	(1,275)	(2,447)
Net increase (decrease) in cash and cash equivalents	81,597	(64,218)	106,064
Cash and cash equivalents, at beginning of the year	278,314	346,025	239,970
Decrease in cash and cash equivalents resulting from transfer to assets held for sale	(659)	(3,493)	(9)
Cash and cash equivalents, at end of the year	¥ 359,252	¥ 278,314	¥ 346,025